LOANS - Summary of impaired loans (Details 4) - Loans receivables - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	$ 5,008	$ 6,144
Impaired loans without a valuation allowance, Unpaid Principal Balance	5,553	6,748
Impaired loans without a valuation allowance, Average Recorded Investment	6,188	5,055
Impaired loans without a valuation allowance, Interest Income Recognized	$ 131	70
Impaired loans without a valuation allowance, Interest Income Recognized on Cash Basis		44
Impaired loans with a valuation allowance, Recorded Investment	$ 1,567	2,392
Impaired loans with a valuation allowance, Unpaid Principal Balance	1,641	2,515
Impaired loans with a valuation allowance, Related Allowance	120	208
Impaired loans with a valuation allowance, Average Recorded Investment	1,600	2,214
Impaired loans with a valuation allowance, Interest Income Recognized	16	36
Impaired loans with a valuation allowance, Interest Income Recognized on Cash Basis	1	11
Total impaired loans, Recorded Investment	6,575	8,536
Total impaired loans, Unpaid Principal Balance	7,194	9,263
Total impaired loans, Related Allowance	120	208
Total impaired loans, Average Recorded Investment	7,788	7,269
Total impaired loans, Interest Income Recognized	147	106
Total impaired loans, Interest Income Recognized on Cash Basis	1	55
Residential Real Estate
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	868	2,101
Impaired loans without a valuation allowance, Unpaid Principal Balance	873	2,229
Impaired loans without a valuation allowance, Average Recorded Investment	1,534	1,909
Impaired loans without a valuation allowance, Interest Income Recognized	$ 29	25
Impaired loans without a valuation allowance, Interest Income Recognized on Cash Basis		6
Impaired loans with a valuation allowance, Recorded Investment	$ 1,545	1,651
Impaired loans with a valuation allowance, Unpaid Principal Balance	1,619	1,711
Impaired loans with a valuation allowance, Related Allowance	103	104
Impaired loans with a valuation allowance, Average Recorded Investment	1,575	1,682
Impaired loans with a valuation allowance, Interest Income Recognized	16	34
Impaired loans with a valuation allowance, Interest Income Recognized on Cash Basis	1	9
Total impaired loans, Recorded Investment	2,413	3,752
Total impaired loans, Unpaid Principal Balance	2,492	3,940
Total impaired loans, Related Allowance	103	104
Total impaired loans, Average Recorded Investment	3,109	3,591
Total impaired loans, Interest Income Recognized	45	59
Total impaired loans, Interest Income Recognized on Cash Basis	1	15
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	4,138	3,646
Impaired loans without a valuation allowance, Unpaid Principal Balance	4,678	4,122
Impaired loans without a valuation allowance, Average Recorded Investment	4,378	3,054
Impaired loans without a valuation allowance, Interest Income Recognized	$ 81	44
Impaired loans without a valuation allowance, Interest Income Recognized on Cash Basis		38
Impaired loans with a valuation allowance, Recorded Investment		741
Impaired loans with a valuation allowance, Unpaid Principal Balance		804
Impaired loans with a valuation allowance, Related Allowance		104
Impaired loans with a valuation allowance, Average Recorded Investment		532
Impaired loans with a valuation allowance, Interest Income Recognized		2
Impaired loans with a valuation allowance, Interest Income Recognized on Cash Basis		2
Total impaired loans, Recorded Investment	$ 4,138	4,387
Total impaired loans, Unpaid Principal Balance	$ 4,678	4,926
Total impaired loans, Related Allowance		104
Total impaired loans, Average Recorded Investment	$ 4,378	3,586
Total impaired loans, Interest Income Recognized	$ 81	46
Total impaired loans, Interest Income Recognized on Cash Basis		40
Commercial
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment	$ 2	397
Impaired loans without a valuation allowance, Unpaid Principal Balance	2	397
Impaired loans without a valuation allowance, Average Recorded Investment	276	$ 85
Impaired loans without a valuation allowance, Interest Income Recognized	$ 21
Impaired loans without a valuation allowance, Interest Income Recognized on Cash Basis
Impaired loans with a valuation allowance, Recorded Investment	$ 22
Impaired loans with a valuation allowance, Unpaid Principal Balance	22
Impaired loans with a valuation allowance, Related Allowance	17
Impaired loans with a valuation allowance, Average Recorded Investment	$ 25
Impaired loans with a valuation allowance, Interest Income Recognized
Impaired loans with a valuation allowance, Interest Income Recognized on Cash Basis
Total impaired loans, Recorded Investment	$ 24	$ 397
Total impaired loans, Unpaid Principal Balance	24	$ 397
Total impaired loans, Related Allowance	17
Total impaired loans, Average Recorded Investment	301	$ 85
Total impaired loans, Interest Income Recognized	$ 21
Total impaired loans, Interest Income Recognized on Cash Basis
Consumer and other
Financing Receivable, Impaired [Line Items]
Impaired loans without a valuation allowance, Recorded Investment
Impaired loans without a valuation allowance, Unpaid Principal Balance
Impaired loans without a valuation allowance, Average Recorded Investment		$ 7
Impaired loans without a valuation allowance, Interest Income Recognized		$ 1
Impaired loans without a valuation allowance, Interest Income Recognized on Cash Basis
Impaired loans with a valuation allowance, Related Allowance
Total impaired loans, Recorded Investment
Total impaired loans, Unpaid Principal Balance
Total impaired loans, Related Allowance
Total impaired loans, Average Recorded Investment		$ 7
Total impaired loans, Interest Income Recognized		$ 1
Total impaired loans, Interest Income Recognized on Cash Basis